INCOME TAXES	12 Months Ended
Dec. 31, 2018
INCOME TAXES
INCOME TAXES

9.      INCOME TAXES

Yirendai is a company incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, Yirendai is not subject to tax on either income or capital gain.

Under the current Hong Kong Inland Revenue Ordinance, Yirendai HK is subject to 16.5% income tax on its taxable income generated from operations in Hong Kong.

Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. Heng Ye was recognized as a Software Enterprise and thereby entitled to full exemption from EIT for two years beginning with its first profitable year, i.e., 2015 and 2016, and a 50% reduction for the subsequent three years. In addition, Heng Yu Da has been recognized as within encouraged industries in the Western Regions of China and enjoyed a preferential income tax rate of 15%. Yirendai’s other subsidiaries and consolidated VIEs established in the PRC are subject to income tax rate of 25%, according to the EIT Law. The Consolidated ABFE are not subject to income tax.

Under the EIT Law and its implementation rules which became effective on January 1, 2008, dividends generated after January 1, 2008 and payable by foreign-invested enterprise in PRC to its foreign investors who are non-resident enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with PRC that provides for a different withholding arrangement. Under the taxation arrangement between the PRC and Hong Kong, a qualified Hong Kong tax resident which is the “beneficial owner” and directly holds 25% or more of the equity interest in a PRC resident enterprise is entitled to a reduced withholding tax rate of 5%. The Cayman Islands, where the Company is incorporated, does not have a tax treaty with PRC.

Since January 1, 2014, the relevant tax authorities of the Group’s subsidiaries have not conducted a tax examination on the Group’s PRC entities. In accordance with relevant PRC tax administration laws, tax years from 2014 of the Group’s PRC subsidiaries and VIEs, remain subject to tax audits as of December 31, 2018, at the tax authority’s discretion.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered China residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.

Income tax expense/ (benefit) is comprised of the following:

	December 31,	December 31,	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Current tax (i)	246,591	734,617	(474,874)
Deferred tax (i)	(260,540)	(353,410)	669,161
Total	(13,949)	381,207	194,287

Reconciliation between the income tax at PRC statutory tax rate and income tax expense is as follows:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Income before provision for income taxes	1,102,449	1,752,990	1,160,892
Statutory tax rate in the PRC	25%	25%	25%
Income tax at statutory tax rate	275,612	438,248	290,223
Non-deductible expenses	2,101	15,968	485
Effect of income not taxable	—	—	(28,996)
Effect of tax holiday and preferential tax rate	(265,545)	(167,870)	(93,121)
Effect of tax losses not recognized	165	299	903
Adjustment on current income tax of the previous periods (ii)	(33,633)	(44)	(7,119)
Effect of different tax rates of subsidiaries operating in other jurisdictions	7,351	23,329	23,189
Effect of withholding income tax	—	71,277	8,723
Income tax (benefit) / expense	(13,949)	381,207	194,287

The aggregate amount and per share effect of the tax holiday and preferential tax rate are as follows:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
The aggregate amount of tax holiday and preferential tax rate	265,545	167,870	93,121
The aggregate effect on basic and diluted net income per share:
- Basic	2.2458	1.3936	0.7618
- Diluted	2.2326	1.3731	0.7492
(i)

As discussed in Note 2, starting from May 2018, the Group no longer provides quality assurance services to investors and related assurance program liability was derecognized. The reversal of deferred tax assets associated with assurance program liability resulted in a decrease in deferred tax assets with a corresponding decrease in income tax payable. As a result, the current tax portion of income tax expense for the year ended December 31, 2018 was a net income tax benefit.

(ii)	Adjustment on current income tax of the previous periods represented the adjustment according to final annual income tax filing with the PRC tax authorities.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of the deferred tax assets are as follows:

	December 31,	December 31,
	2017	2018
	RMB	RMB
Deferred tax assets: (i)
Liabilities from quality assurance program and guarantee	696,237	1,244
Deferred revenue	55,727	68,956
Refund liability	—	63,092
Accrued expenses	49,125	50,844
Total	801,089	184,136

	December 31,	December 31,
	2017	2018
	RMB	RMB
Deferred tax liabilities: (i)
Withholding tax on cash dividend from PRC	11,277	—
Contract assets, net	—	467,997
Contract cost	—	34,906
Total	11,277	502,903
(i)	Deferred tax assets and deferred tax liabilities as of December 31, 2018 included the cumulative adjustment upon adoption of ASC 606 as of January 1, 2018, which was 16,746 and 456,165 respectively.

Management assesses the available positive and negative evidence to estimate if sufficient future taxable income will be generated to utilize the existing deferred tax assets. On the basis of this evaluation, as of December 31, 2017 and 2018, no allowance has been recorded for the deferred tax assets.

The authoritative guidance requires that the Group recognizes the impact of a tax position in the financial statements if that position is more likely than not of being sustained upon audit by the tax authority, based on the technical merits of the position. Under PRC laws and regulations, arrangements and transactions among related parties may be subject to examination by the PRC tax authorities. If the PRC tax authorities determine that the contractual arrangements among related companies do not represent a price under normal commercial terms, they may make adjustments to the companies’ income and expenses. A transfer pricing adjustment could result in additional tax liabilities.

The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2016, 2017 and 2018. The Group did not incur any interest related to unrecognized tax benefits, did not recognize any penalties as income tax expenses and also does not anticipate any significant change in unrecognized tax benefits within 12 months from December 31, 2017.

Under the EIT Law and its implementation rules, a withholding tax at 10%, unless reduced by a tax treaty or arrangement, is applied on dividends received by non-PRC-resident corporate investors from PRC-resident enterprises, such as the Company's PRC subsidiaries. Under the China-HK Tax Arrangement and the relevant regulations, a qualified Hong Kong tax resident which is the "beneficial owner" and holds 25% equity interests or more of a PRC enterprise is entitled to a reduced withholding rate of 5%. The Company believes that Yirendai HK will apply the 10% withholding tax rate. On July 29, 2017, the board of directors (the "Board") of the Company approved a special cash dividend of RMB5.0845 (US$0.75) per ordinary share of the Company (or RMB10.1690 (US$1.50) per American depositary share of the Company, which was paid on October 16, 2017 to holders of the Company's ordinary shares of record as of the close of business on September 29, 2017. On July 29, 2017, the Board also approved a semi-annual dividend policy. Under this policy, semi-annual dividends will be set at an amount equivalent to approximately 15% of the Company's anticipated net income after tax in each half year commencing from the second half of 2017, which will be derived from the earnings of the Group's PRC. As a result, the Company incurred and paid withholding tax of RMB60.0 million for the special cash dividend in August 2017, and accrued deferred tax liabilities of RMB11.28 million related to semi-annual dividends as of December 31, 2017, which was subsequently paid in May, 2018. On August 14, 2018, the Board decided to terminate the Semi-annual Dividend Policy going forward. As a result, no dividend was announced and no withholding tax was recorded in 2018.

Aggregate undistributed earnings of the Company’s VIE companies located in the PRC that are available for distribution to the Company were approximately RMB2,061.5 million as of December 31, 2018. A deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis amount in domestic subsidiaries and VIEs. However, aggregate undistributed earnings of the Company’s subsidiaries and VIEs located in the PRC that are available for distribution at December 31, 2018 are considered to be indefinitely reinvested and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to any entity within the Group that is outside the PRC.